Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finished goods	$ 2,284	$ 1,784
Raw materials	516	439
Inventory, Net	$ 2,800	$ 2,223